Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit (in Dollars)	$ 250,000
Expected dividend yield	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years